UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08081

Name of Fund: BlackRock MuniHoldings Fund, Inc. (MHD)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 2.4%	Camden Industrial Development Board, Alabama, Refunding RB, Weyerhaeuser, Series A, 6.13%, 12/01/13 (a)	$1,750	$2,062,182
	County of Jefferson Alabama, RB, Series A, 5.00%, 1/01/24	4,550	2,549,137

			4,611,319

Arizona - 4.6%	County of Pinal Arizona, COP, 5.00%, 12/01/29	1,000	925,350
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.50%, 7/01/12	200	180,764
	Maricopa County IDA, Arizona, RB, Arizona Charter Schools Project 1, Series A, 6.75%, 7/01/29	2,200	1,473,648
	Phoenix IDA, Arizona, Refunding RB, America West Airlines Inc., AMT, 6.30%, 4/01/23	2,215	1,328,978
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/32	3,505	2,758,085
	Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	2,360	1,795,535
	Show Low Improvement District, Arizona, Special Assessment, No. 5, 6.38%, 1/01/15	365	345,724

			8,808,084

California - 20.5%	Agua Caliente Band of Cahuilla Indians, RB, 5.60%, 7/01/13	680	636,317
	California Pollution Control Financing Authority, Refunding RB, Pacific Gas & Electric, Series A (MBIA), AMT, 5.35%, 12/01/16	6,810	6,858,964
	California State Public Works Board, RB, Department Corrections, Series C, 5.25%, 6/01/28	3,145	2,910,792
	California Statewide Communities Development Authority, RB, Health Facilities, Memorial Health Services, Series A, 6.00%, 10/01/23	3,870	3,952,431
	City of San Jose California, Airport, Refunding RB, Series A (AMBAC), AMT, 5.50%, 3/01/32	5,210	4,693,793
	East Side Union High School District-Santa Clara County, California, GO, Election of 2002, Series D (Syncora), 5.00%, 8/01/21	2,000	2,027,820
	Golden State Tobacco Securitization Corp., California, RB, Series A-3, 7.88%, 6/01/13 (a)	1,165	1,428,500

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACA	American Capital Access Corp.
AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
CIFG	CDC IXIS Financial Guaranty
COP	Certificates of Participation
EDA	Economic Development Authority
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
IDA	Industrial Development Authority
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
M/F	Multi-Family
RB	Revenue Bonds
SO	Special Obligation
TAN	Tax Anticipation Notes
TECP	Tax-Exempt Commercial Paper

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Montebello Unified School District, California, GO, CAB (MBIA), 5.62%, 8/01/22 (b)	$2,405	$1,121,957
	Montebello Unified School District, California, GO, CAB (MBIA), 5.61%, 8/01/23 (b)	2,455	1,057,540
	San Diego Unified School District, California, GO, CAB, Election of 2008, Series A, 6.06%, 7/01/29 (b)	3,475	1,024,013
	State of California, GO, Various Purpose, 5.00%, 6/01/32	2,455	2,287,250
	State of California, GO, Various Purpose, 6.50%, 4/01/33	8,370	9,048,974
	Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District Number 97-1, Series A (FSA), 5.00%, 9/01/32	2,615	2,347,486

			39,395,837

Colorado - 2.9%	Elk Valley Public Improvement, RB, Public Improvement Fee, Series A, 7.35%, 9/01/31	2,645	2,135,679
	Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/27	870	917,650
	Platte River Power Authority, Colorado, RB, Series HH, 5.00%, 6/01/28	395	411,487
	Plaza Metropolitan District No. 1, Colorado, TAN, Sub Public Improvement Fee, Tax Increment, 8.13%, 12/01/25	1,000	783,860
	University of Colorado, RB, Series A, 5.38%, 6/01/38	1,250	1,283,038

			5,531,714

Connecticut - 2.4%	Connecticut State Development Authority, RB, AFCO Cargo BDL- LLC Project, AMT, 8.00%, 4/01/30	2,735	2,390,363
	Connecticut State Development Authority, RB, Learjet Inc. Project, AMT, 7.95%, 4/01/26	2,165	2,178,206

			4,568,569

Florida - 9.3%	City of Clearwater Florida, Water and Sewer Utility, RB, Series A, 5.25%, 12/01/39	1,195	1,167,085
	County of Broward Florida, Water and Sewer Utility, RB, Series A, 5.25%, 10/01/34	750	757,282
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (b)	2,340	313,700
	County of Miami-Dade Florida, RB, Miami International Airport, Series A (AGC), AMT, 5.25%, 10/01/38	1,795	1,566,137
	Greater Orlando Aviation Authority, Florida, RB, Special Purpose, JetBlue Airways Corp., AMT, 6.50%, 11/15/36	2,095	1,345,367
	Hillsborough County IDA, RB, H Lee Moffitt Cancer Center Project, Series A, 5.25%, 7/01/37	3,190	2,759,733
	Hillsborough County IDA, RB, National Gypsum, Series B, AMT, 7.13%, 4/01/30	1,900	1,065,273
	Midtown Miami Community Development District, Special Assessment, Series A, 6.25%, 5/01/37	1,530	1,025,865
	Midtown Miami Community Development District, Special Assessment, Series B, 6.50%, 5/01/37	2,495	1,739,664
	Orange County Health Facilities Authority, RB, Hospital, Orlando Regional Healthcare, 6.00%, 12/01/12 (a)	3,225	3,743,064

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Orlando Urban Community Development District, Florida, Special Assessment, Capital Improvement, Series A, 6.95%, 5/01/11 (a)	$800	$876,664
	Palm Coast Park Community Development District, Special Assessment, 5.70%, 5/01/37	695	379,665
	Preserve at Wilderness Lake Community Development District, Special Assessment, Series A, 5.90%, 5/01/34	1,560	1,061,689

			17,801,188

Georgia - 2.1%	City of Atlanta Georgia, TAN, Refunding, Atlantic Station Project (AGC), 5.25%, 12/01/20	1,000	1,002,940
	City of Atlanta Georgia, TAN, Refunding, Atlantic Station Project (AGC), 5.25%, 12/01/21	2,000	1,986,580
	City of Atlanta Georgia, TAN, Refunding, Atlantic Station Project (AGC), 5.25%, 12/01/22	1,000	985,050

			3,974,570

Guam - 1.2%	Territory of Guam, GO, Series A, 5.75%, 11/15/14	345	342,582
	Territory of Guam, GO, Series A, 6.00%, 11/15/19	440	431,464
	Territory of Guam, GO, Series A, 6.75%, 11/15/29	770	769,723
	Territory of Guam, GO, Series A, 7.00%, 11/15/39	800	796,888

			2,340,657

Illinois - 4.1%	City of Chicago Illinois, Special Assessment, Lake Shore East, 6.75%, 12/01/32	1,200	915,720
	Illinois Finance Authority, RB, Illinois Rush University Medical Center, Series C, 6.63%, 11/01/39	1,765	1,771,672
	Illinois Finance Authority, RB, Landing at Plymouth Place Project, Series A, 6.00%, 5/15/25	700	563,311
	Illinois Finance Authority, RB, Monarch Landing Inc. Facilities, Series A, 7.00%, 12/01/37	1,010	571,690
	Illinois HDA, RB, Homeowner Mortgage, Sub-Series C-2, AMT, 5.35%, 2/01/27	4,000	3,974,400

			7,796,793

Indiana - 0.4%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	775	804,876

Kansas - 1.3%	Kansas Development Finance Authority, RB, Adventist Health, 5.75%, 11/15/38	2,465	2,470,448

Kentucky - 1.1%	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, RB, Series A (MBIA), 5.50%, 5/15/34	2,000	2,024,460

Louisiana - 4.3%	Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Projects, 6.75%, 11/01/32	3,500	2,911,230
	Louisiana Public Facilities Authority, RB, Black & Gold Facilities Project, Series A (CIFG), 5.00%, 7/01/39	3,815	2,809,671
	New Orleans Finance Authority, Louisiana, RB, Xavier University La Project (MBIA), 5.30%, 6/01/12 (a)	1,750	1,950,287
	Parish of East Baton Rouge Louisiana, RB, Series A, 5.25%, 2/01/39	570	566,363

			8,237,551

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Maryland - 1.8%	Maryland Economic Development Corp., RB, University Maryland College Park Project, 6.00%, 6/01/13 (a)	$760	$893,448
	Maryland State Energy Financing Administration Industrial Development Revenue, RB, Cogeneration, AES Warrior Run, AMT, 7.40%, 9/01/19	2,750	2,467,052

			3,360,500

Massachusetts - 1.4%	Massachusetts Housing Finance Agency, Massachusetts, RB, M/F Housing, Series A, AMT, 5.25%, 12/01/48	2,900	2,662,113

Michigan - 2.3%	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed, (FSA), 7.50%, 7/01/33	635	735,254
	Flint Hospital Building Authority, Michigan, Refunding RB, Hurley Medical Center (ACA), 6.00%, 7/01/20	1,310	1,090,509
	Michigan Strategic Fund, Refunding RB, Detroit Edison Poll Control, Series B, AMT, 5.65%, 9/01/29	3,000	2,676,030

			4,501,793

Minnesota - 1.2%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series A, 6.75%, 11/15/32	2,135	2,253,727

Mississippi - 2.6%	Mississippi Business Finance Corp., Refunding RB, System Energy Resource Inc. Project, 5.90%, 5/01/22	2,500	2,272,200
	Mississippi Development Bank SO, Refunding RB, Gulfport Water & Sewer System Project (FSA), 5.25%, 7/01/17	1,000	1,113,610
	Mississippi Development Bank SO, Refunding RB, Gulfport Water & Sewer System Project (FSA), 5.25%, 7/01/19	810	882,390
	University of Southern Mississippi, RB, Campus Facilities Improvement Project, 5.38%, 9/01/36	675	694,285

			4,962,485

Missouri - 0.5%	Missouri Development Finance Board, Missouri, RB, Branson, Series A, 5.50%, 12/01/32	1,000	879,550

New Jersey - 8.1%	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/29	5,385	4,479,782
	New Jersey EDA, RB, Cigarette Tax, 5.75%, 6/15/34	2,125	1,712,431
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.63%, 9/15/12	1,000	918,440
	New Jersey EDA, RB, Continental Airlines Inc. Project, AMT, 6.25%, 9/15/29	2,950	2,020,455
	New Jersey EDA, RB, Seabrook Village Inc., Series A, 8.25%, 11/15/10 (a)	2,600	2,866,214
	New Jersey State Turnpike Authority, RB, Series C (FSA), 5.00%, 1/01/30	3,500	3,578,085

			15,575,407

New York - 7.6%	Dutchess County Industrial Development Agency, New York, Refunding RB, Saint Francis Hospital, Series A, 7.50%, 3/01/29	1,100	1,026,454
	Long Island Power Authority, RB, Series A, 5.75%, 4/01/39	1,450	1,509,087
	Metropolitan Transportation Authority, RB, Series B, 5.00%, 11/15/34	1,740	1,707,532
	New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.00%, 11/01/12	725	595,935

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	New York City Industrial Development Agency, RB, Continental Airlines Inc., AMT, 8.38%, 11/01/16	$725	$508,595
	New York City Industrial Development Agency, RB, Series C, 6.80%, 6/01/28	535	547,380
	New York City Transitional Finance Authority, RB, Fiscal 2008, Series S-1, 4.50%, 1/15/38	700	626,668
	Sales Tax Asset Receivable Corp., RB, Series A (MBIA), 5.00%, 10/15/20	500	545,715
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/17	3,500	3,613,645
	Tobacco Settlement Financing Corp., New York, RB, Series B-1C, 5.50%, 6/01/22	1,400	1,446,158
	Westchester County Industrial Development Agency, New York, RB, Mortgage, Kendal On Hudson Project, Series A, 6.50%, 1/01/13 (a)	2,080	2,419,789

			14,546,958

Ohio - 0.7%	Buckeye Tobacco Settlement Financing Authority, RB, Asset Backed, Senior, Turbo, Series A-2, 6.50%, 6/01/47	2,160	1,373,782

Pennsylvania - 9.0%	Bucks County IDA, RB, Ann’s Choice, Inc. Facilities, Series A, 6.25%, 1/01/35	1,700	1,274,694
	Pennsylvania Economic Development Financing Authority, RB, National Gypsum Co., Series B, Remarketed, AMT, 6.13%, 11/01/27	3,500	1,963,465
	Pennsylvania Economic Development Financing Authority, RB, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	2,520	2,621,909
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	4,775	4,612,793
	Philadelphia Authority for Industrial Development, RB, Arbor House, Inc. Project, Series E, 6.10%, 7/01/33	1,105	869,060
	Philadelphia Authority for Industrial Development, RB, Commercial Development, Remarketed, AMT, 7.75%, 12/01/17	725	624,892
	Philadelphia Authority for Industrial Development, RB, Saligman House Project, Series C, 6.10%, 7/01/33	1,245	979,168
	Sayre Health Care Facilities Authority, RB, Guthrie Health Issue, Series B, 7.13%, 12/01/11 (a)	3,500	4,249,420

			17,195,401

Puerto Rico - 2.5%	Puerto Rico Industrial Medical & Environmental Pollution Control Facilities Financing Authority, RB, Special Facilities, American Airlines, Series A, 6.45%, 12/01/25	2,060	824,639
	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.50%, 8/01/44	3,860	4,041,999

			4,866,638

Rhode Island - 1.7%	Rhode Island Health & Educational Building Corp., RB, Hospital Financing, Lifespan Obligation Group, 6.50%, 8/15/12 (a)	2,820	3,241,844

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

South Dakota - 0.8%	South Dakota Health & Educational Facilities Authority, South Dakota, RB, Sanford Health, 5.00%, 11/01/40	$1,825	$1,596,364

Tennessee - 4.1%	Educational Funding of the South Inc., RB, Senior Subordinate Series B, AMT, 6.20%, 12/01/21	2,685	2,685,161
	Hardeman County Correctional Facilities Corp., Tennessee, RB, 7.75%, 8/01/17	3,410	3,140,576
	Shelby County Health Educational & Housing Facilities Board, RB, Methodist Healthcare, 6.50%, 9/01/12 (a)	1,845	2,134,444

			7,960,181

Texas - 12.9%	Brazos River Authority, Refunding RB, TXU Electric Co. Project, Series C, AMT, 5.75%, 5/01/36	2,660	2,062,112
	Brazos River Harbor Navigation District, RB, Dow Chemical Co. Project, Series A-7, AMT, 6.63%, 5/15/33	3,655	3,311,357
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	1,910	2,062,934
	Houston Texas Airport Systems Revenue, ARB, Refunding, Senior Lien, Series A, 5.50%, 7/01/39	1,070	1,049,167
	Matagorda County Hospital District, RB (FHA), 5.00%, 2/15/35	4,500	4,152,600
	North Texas Tollway Authority, Toll 2nd Tier, Refunding RB, Series F, 6.125%, 1/01/31	4,190	4,221,718
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue, 5.50%, 8/01/23	2,425	2,267,036
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue, 5.50%, 8/01/24	1,100	1,023,473
	SA Energy Acquisition Public Facility Corp., RB, Gas Supply Revenue, 5.50%, 8/01/25	1,120	1,033,682
	Texas State Department Of Housing & Community Affairs, RB, Series A (GNMA), AMT, 5.70%, 1/01/33	1,130	1,154,340
	Texas State Department Of Housing & Community Affairs, RB, Series B (GNMA), AMT, 5.25%, 7/01/22	2,555	2,480,087

			24,818,506

U.S. Virgin Islands - 1.8%	United States Virgin Islands, RB, Senior Secured, Hovensa Coker Project, AMT, 6.50%, 7/01/21	3,460	3,420,279

Vermont - 1.2%	Vermont Educational & Health Buildings Financing Agency, RB, Developmental & Mental Health, Series A, 6.00%, 6/15/17	2,370	2,277,949

Virginia - 1.4%	Chesterfield County IDA, RB, Virginia Electric & Power, Series A, Remarketed, 5.88%, 6/01/17	1,150	1,188,341
	Tobacco Settlement Financing Corp., Virginia, RB, Asset Backed, 5.63%, 6/01/15 (a)	1,290	1,517,685

			2,706,026

Washington - 0.5%	Seattle Housing Authority, Washington, RB, Housing, Replacement Housing Projects, 6.13%, 12/01/32	1,325	1,055,893

Wisconsin - 4.1%	State of Wisconsin, RB, Series A, 6.00%, 5/01/36	4,980	5,296,877
	Wisconsin Health & Educational Facilities Authority, RB, New Castle Place Project, Series A, 7.00%, 12/01/31	825	695,500

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Wisconsin Health & Educational Facilities Authority, RB, Synergyhealth Inc., 6.00%, 11/15/32	$1,755	$1,778,587

			7,770,964

	Total Municipal Bonds - 122.8%		235,392,426

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California - 4.0%	California Educational Facilities Authority, RB, University Southern California, Series A, 5.25%, 10/01/39	1,845	1,901,715
	Los Angeles Community College District, California, GO, Election 2001, Series A (FSA), 5.00%, 8/01/32	1,620	1,549,611
	San Diego Community College District, California, GO, Election of 2002, 5.25%, 8/01/33	748	760,051
	Sequoia Union High School District, California, GO, Refunding, Series B (FSA), 5.50%, 7/01/35	3,494	3,546,308

			7,757,685

Colorado - 2.1%	Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	2,580	2,516,093
	Colorado Health Facilities Authority, RB, Catholic Health, Series C7 (FSA), 5.00%, 9/01/36	1,650	1,609,295

			4,125,388

Connecticut - 3.4%	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series T1, 4.70%, 7/01/29	3,180	3,275,241
	Connecticut State Health & Educational Facility Authority, RB, Yale University, Series X3, 4.85%, 7/01/37	3,270	3,304,564

			6,579,805

Georgia - 1.2%	Private Colleges & Universities Authority, Refunding RB, Emory University, Series C, 5.00%, 9/01/38	2,259	2,277,211

Massachusetts - 2.6%	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	4,994	5,069,268

New Hampshire - 0.8%	New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39	1,409	1,468,571

New York - 3.0%	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,110	1,166,136
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,240	4,512,552

			5,678,688

North Carolina - 0.6%	North Carolina Capital Facilities Finance Agency, Refunding RB, Wake Forest University, 5.00%, 1/01/38	1,080	1,092,895

Tennessee - 1.2%	Shelby County Health Educational & Housing Facilities Board, Refunding RB, St. Jude’s Children’s Research Hospital, 5.00%, 7/01/31	2,250	2,255,130

Texas - 8.8%	County of Harris, Texas, RB, Senior Lien, Toll Road, Series A, 5.00%, 8/15/38	4,620	4,584,888
	County of Harris, Texas, Refunding RB, Senior Lien, Toll Road, Series A (FSA), 5.25%, 8/15/10 (a)	11,762	12,335,717

			16,920,605

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Virginia - 9.0%	University of Virginia, Refunding RB, 5.00%, 6/01/40	$3,750	$3,824,888
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	2,370	2,384,433
	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.38%, 7/01/36	10,940	10,983,869

			17,193,190

Washington - 1.0%	Central Puget Sound Regional Transportation Authority, Washington, RB, Series A (FSA), 5.00%, 11/01/32	1,860	1,871,976

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 37.7%		72,290,412

	Total Long-Term Investments (Cost - $325,400,250) - 160.5%		307,682,838

	Short-Term Securities

California - 1.6%	State of California, TECP, 4.00%, 8/05/09	3,000	3,000,000

		Shares

Money Market - 0.1%	FFI Institutional Tax-Exempt Fund, 0.42% (d)(e)	208,893	208,893

	Total Short-Term Securities (Cost - $3,208,893) - 1.7%		3,208,893

	Total Investments (Cost - $328,609,143*) - 162.2%		310,891,731
	Other Assets Less Liabilities - 1.6%		3,008,179
	Liability for Trust Certificates, Including Interest Expense
	and Fees Payable - (20.1)%		(38,520,741)
	Preferred Shares, at Redemption Value - (43.7)%		(83,710,927)

	Net Assets Applicable to Common Shares - 100.0%		$191,668,242

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$288,283,963

Gross unrealized appreciation	$7,871,530
Gross unrealized depreciation	(23,749,490)

Net unrealized depreciation	$(15,877,960)

(a)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represents a zero coupon bond. Rate shown reflects the current yield as of report date.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(1,701,444)	$6,018

(e)	Represents the current yield as of report date.

BlackRock MuniHoldings Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Effective May 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$208,893

Level 2
Long-Term Investments[1]	307,682,838
Short-Term Securities	3,000,000

Total Level 2	310,682,838

Level 3	—

Total	$310,891,731

          1 See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Fund, Inc.

Date: September 22, 2009